Annual Total Returns - Fidelity Low-Priced Stock K6 Fund [BarChart] - 07.31 Fidelity Low-Priced Stock K6 Fund PRO-07 - Fidelity Low-Priced Stock K6 Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 26, 2017
Fidelity Low-Priced Stock K6 Fund
Bar Chart Table:
Annual Return 2018	(9.73%)
Annual Return 2019	25.13%
Annual Return 2020	9.31%